Property, Plant, and Equipment - Net (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Summary of Property,Plant And Equipment - net

	December 31,
	2018	2017
Cost
Construction in progress	$34,217	$34,566
Plant and buildings	29,195	30,851
Machinery and equipment	39,345	39,678
Motor vehicles	1,449	1,710
Office equipment and furniture	2,942	2,736
Leasehold improvements	12,336	12,972
Total cost	$119,484	$122,513
Less: Accumulated depreciation
Construction in progress	$—	$—
Plant and buildings	11,021	10,380
Machinery and equipment	26,338	24,808
Motor vehicles	1,009	1,333
Office equipment and furniture	2,064	2,000
Leasehold improvements	8,132	7,562
Total accumulated depreciation	$48,564	$46,083
Property, plant and equipment, net	$70,920	$76,430